Term Loan (Details Narrative) (10K)					3 Months Ended		12 Months Ended
	May 04, 2016 CAD	Dec. 31, 2015 CAD	Sep. 02, 2015	May 06, 2015 CAD	Jun. 30, 2016 CAD	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD	Mar. 31, 2015 CAD	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 CAD / shares shares
Term loan bridge financing	CAD 40,000			CAD 33,000
Loan description	bridge financing with a relative of one of the officers of the Company.			Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date	Aug. 28, 2016		Sep. 01, 2016	May 05, 2016
Premium interest percent	30.00%		12.00%	12.00%	20.00%				20.00%	20.00%
Accretion expenses					CAD 5,897		CAD 12,563
Shares, issued | shares											23,094	23,094
Shares issued, price per share | CAD / shares										CAD 2.38		CAD 2.38
Extinguishment of debt		CAD 54,975					117,526
Loss on extinguishment of debt		CAD 19,371					CAD 41,681
USD [Member]
Shares issued, price per share | $ / shares									$ 1.72		$ 1.72